Legal proceedings and regulatory matters	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings and regulatory matters	13Legal proceedings and regulatory matters
HSBC is party to legal proceedings and regulatory matters in a number of jurisdictions arising out of its normal business operations. Apart from the matters described below, HSBC considers that none of these matters are material. The recognition of provisions is determined in accordance with the accounting policies set out in Note 1 of the Annual Report and Accounts 2025. While the outcomes of legal proceedings and regulatory matters are inherently uncertain, management believes that, based on the information available to it, appropriate provisions have been made in respect of these matters as at 30 June 2026 (see Note 11). Where an individual provision is material, the fact that a provision has been made is stated and quantified, except to the extent that doing so would be seriously prejudicial. Any provision recognised does not constitute an admission of wrongdoing or legal liability. It is not practicable to provide an aggregate estimate of potential liability for our legal proceedings and regulatory matters as a class of contingent liabilities.
Bernard L. Madoff Investment Securities LLC
Various HSBC companies that provided custodial, administration and similar services to a number of funds whose assets were invested with
Bernard L. Madoff Investment Securities LLC (‘Madoff Securities’) have been named as defendants in lawsuits arising out of Madoff Securities’
fraud.
Trustee litigation: The Madoff Securities trustee (the ‘Trustee’) has brought lawsuits in the US against various HSBC companies and others seeking recovery of alleged transfers from Madoff Securities to the HSBC companies in the amount of $508m (plus interest). In September 2025, the US Bankruptcy Court for the Southern District of New York dismissed all claims against HSBC Private Bank (Suisse) SA in the amount of $292m and certain claims against HSBC Bank USA N.A. (‘HSBC Bank USA’) in the amount of $32m. These dismissals are now final. The Trustee’s remaining claims, which amount to $184m (plus interest), are pending.
The Trustee has filed a claim against various HSBC companies in the High Court of England and Wales seeking recovery of alleged transfers from
Madoff Securities to the HSBC companies. The claim has not yet been served and the amount claimed has not been specified.
Fairfield Funds litigation: Fairfield Sentry Limited, Fairfield Sigma Limited and Fairfield Lambda Limited (each in liquidation and together, the
‘Fairfield Funds’) have brought lawsuits in the US against various HSBC companies and others seeking recovery of alleged transfers from the
Fairfield Funds to the HSBC companies (that acted as nominees for clients) in the amount of $367m (plus interest). In August 2025, the US Court of
Appeals for the Second Circuit confirmed the dismissal of Fairfield Funds’ claims against all HSBC companies. Fairfield Funds have filed a petition for review of the dismissal by the US Supreme Court, which is pending.
Herald Fund SPC (‘Herald’) litigation: HSBC Securities Services Luxembourg (‘HSSL’) and HSBC Bank plc are defending an action brought by
Herald (in liquidation) before the Luxembourg District Court seeking restitution of securities (the amount of which would be determined by further proceedings, if Herald is successful in its claim) and $521m in cash (plus interest) or, alternatively, damages in the amount of $5.6bn (plus interest).
There are various proceedings pending before the Luxembourg courts relating to Herald’s action and the timing of when these will be determined is uncertain. Herald’s damages claim against HSSL and HSBC Bank plc has been stayed. Following an appeal by HSSL, Herald’s cash restitution claim has been returned to the Luxembourg District Court for determination. In July 2026, the Luxembourg Court of Appeal denied a second appeal by HSSL in respect of Herald’s securities restitution claim. HSSL has a right to seek a further appeal to the Luxembourg Court of Cassation. There will be further proceedings before the Luxembourg Court of Appeal to determine the quantum of restitution HSSL may be required to pay to
Herald. HSSL continues to recognise a $1.1bn provision in connection with this matter. Given the complexities and uncertainties associated with determining the quantum of restitution, the eventual financial impact could be significantly different.
Alpha Prime Fund Limited (‘Alpha Prime’) litigation: Various HSBC companies are defending an action brought by Alpha Prime in the
Luxembourg District Court seeking restitution of securities and $1bn (plus interest) in supplementary damages or, alternatively, damages in the amount of $3.3bn (plus interest). This matter is currently pending before the Luxembourg District Court.
In November 2024, Alpha Prime served various HSBC companies with a lawsuit filed in the Bermuda Supreme Court seeking damages for unspecified amounts for alleged breach of contract and negligence. This claim is currently stayed.
Senator Fund SPC (‘Senator’) litigation: HSSL and the Luxembourg branch of HSBC Bank plc are defending an action brought by Senator before the Luxembourg District Court seeking restitution of securities or, alternatively, damages in the amount of $1.4bn (plus interest). This matter is currently pending before the Luxembourg District Court.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
US Anti-Terrorism Act litigation
Since November 2014, a number of lawsuits have been filed in federal courts in the US against various HSBC companies and others on behalf of plaintiffs who are, or are related to, alleged victims of terrorist attacks in the Middle East. In each case, it is alleged that the defendants aided and abetted the unlawful conduct of various sanctioned parties in violation of the US Anti-Terrorism Act, or provided banking services to customers alleged to have connections to terrorism financing. Six actions, which seek damages for unspecified amounts, remain pending. Two of these actions have been dismissed but may be appealed. The other four actions remain at an early procedural stage.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
US dollar Libor litigation
Various HSBC companies are defending two individual actions which allege that the HSBC defendants violated various US federal and state laws, including antitrust laws, related to the setting of US dollar Libor, and seek damages for unspecified amounts. In September 2025, the US District
Court for the Southern District of New York granted the defendants’ joint motion for summary judgment and dismissed these actions. The plaintiffs have appealed.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Foreign exchange-related investigations and litigation
In December 2016, Brazil’s Administrative Council of Economic Defense initiated an investigation into the onshore foreign exchange market and identified a number of banks, including HSBC, as subjects of its investigation. This investigation is ongoing. Lawsuits alleging foreign exchange-
related misconduct remain pending against HSBC and other banks in courts in Brazil.
Since 2017, HSBC Bank plc, among other financial institutions, has been defending a complaint filed by the Competition Commission of South
Africa before the South African Competition Tribunal for alleged anti-competitive behaviour in the South African foreign exchange market. In 2020, a revised complaint was filed which also named HSBC Bank USA as a defendant. In June 2026, the Constitutional Court of South Africa confirmed the dismissal of HSBC Bank USA from the revised complaint but determined that the complaint can proceed against HSBC Bank plc.
HSBC Bank plc and HSBC Holdings have reached a settlement with plaintiffs in Israel to resolve a class action filed in the local courts alleging foreign exchange-related misconduct. The settlement, the impact of which is not significant and is fully provisioned, remains subject to court approval.
In February 2024, HSBC Bank plc and HSBC Holdings were joined to an existing claim brought in the UK Competition Appeals Tribunal (‘UK CAT’)
against various other banks alleging historical anti-competitive behaviour in the foreign exchange market and seeking approximately £3bn in damages from all the defendants. In December 2025, the UK Supreme Court upheld an earlier ruling of the UK CAT refusing certification as an opt-
out claim. This matter remains pending before the UK CAT.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Precious metals fix-related litigation
US litigation: Various HSBC companies and other members of The London Silver Market Fixing Limited are defending a class action pending in the
US District Court for the Southern District of New York alleging that, from January 2007 to December 2013, the defendants conspired to manipulate the price of silver and silver derivatives for their collective benefit in violation of US antitrust laws, the US Commodity Exchange Act and
New York state law. In May 2023, this action, which seeks damages for unspecified amounts, was dismissed but remains pending on appeal.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
Canada litigation: Various HSBC companies and other financial institutions have been defending putative class actions filed in the Ontario and
Quebec Superior Courts of Justice alleging that the defendants conspired to manipulate the price of silver, gold and related derivatives in violation of the Canadian Competition Act and common law. These actions each seek CA$1bn in damages plus CA$250m in punitive damages. The HSBC defendants have reached a settlement with the plaintiffs to resolve these matters. The settlement, the impact of which is not significant and is fully provisioned, is subject to final court approval.
Tax-related investigations
HSBC Bank plc and the German branch of HSBC Continental Europe continue to cooperate with investigations by the German public prosecutor into numerous financial institutions and their employees, in connection with the dividend withholding tax treatment of certain trading activities.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
Gilts trading litigation
In June 2023, HSBC Bank plc and HSBC Securities (USA) Inc., among other banks, were named as defendants in a putative class action filed in the
US District Court for the Southern District of New York by plaintiffs alleging anti-competitive conduct in the gilts market and seeking damages for unspecified amounts. Certain of the defendants, including HSBC Bank plc and HSBC Securities (USA) Inc., have reached a settlement with the plaintiffs to resolve this matter. The settlement, the impact of which is not significant and has been paid, remains subject to final court approval.
Korean short selling indictment
In March 2024, the Korean Prosecutors’ Office issued a criminal indictment against The Hongkong and Shanghai Banking Corporation Limited
(‘HBAP’) and three current and former employees for breaching short selling rules under the Financial Investment Services and Capital Markets Act
in connection with trades carried out between August 2021 and December 2021. In September 2025, the Korean appellate court confirmed the acquittal of HBAP of all charges. The Korean Prosecutors’ Office has further appealed to the Korean Supreme Court.
Investigations involving HSBC Private Bank (Suisse) SA
Law enforcement authorities in Switzerland and France are conducting criminal investigations into HSBC Private Bank (Suisse) SA in connection with alleged money laundering offences in respect of two historical banking relationships. In May 2026, HSBC Private Bank (Suisse) SA was placed under formal examination in the investigation in France. HSBC Private Bank (Suisse) SA continues to cooperate with both investigations, which are ongoing.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
First Citizens litigation
In May 2023, First-Citizens Bank & Trust Company (‘First Citizens’) brought a lawsuit in the US District Court for the Northern District of California
against various HSBC companies and seven US-based HSBC employees who had previously worked for Silicon Valley Bank (‘SVB’). The lawsuit seeks $1bn in damages and alleges, among other things, that the various HSBC companies conspired with the individual defendants to solicit employees from First Citizens and that the individual defendants took confidential information belonging to SVB and/or First Citizens. In May 2026, the court dismissed claims that First Citizens had purportedly acquired from the Federal Deposit Insurance Corporation (‘FDIC’), and claims against defendants that First Citizens had sought to bring back into the litigation following their dismissal by the court in July 2024. First Citizens’ remaining claims are proceeding against two HSBC companies and one of the individuals.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
US mortgage securitisation litigation
Beginning in 2014, a number of lawsuits were filed in various state and federal courts in the US against HSBC Bank USA, as a trustee of more than
280 mortgage securitisation trusts, seeking unspecified damages for losses in collateral value allegedly sustained by the trusts. Nearly all of these lawsuits have either been settled or dismissed; one action remains pending in a New York state court. Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
HSBC Bank USA and certain of its affiliates were named as defendants in a mortgage loan repurchase action brought by the trustee of a mortgage securitisation trust in New York state court that sought unspecified damages and specific performance. The action has been dismissed, and the plaintiff’s appeal has been denied. This matter is now closed.
Mexican government bond litigation
HSBC Mexico S.A. and other banks are named as defendants in a consolidated putative class action pending in the US District Court for the
Southern District of New York alleging anti-competitive conduct related to Mexican government bond transactions between 2010 and 2014 and seeking unspecified damages. The defendants, including HSBC Mexico S.A., have reached a settlement in principle with the plaintiffs to resolve this matter. The settlement, the impact of which is not significant and is fully provisioned, is subject to court approval.
Other regulatory investigations, reviews and litigation
HSBC Holdings and/or certain of its affiliates are also subject to a number of other enquiries and examinations, requests for information, investigations and reviews by various tax authorities, regulators, competition and law enforcement authorities, as well as legal proceedings including litigation, arbitration and other contentious proceedings, in connection with various matters arising out of their businesses and operations.
At the present time, HSBC does not expect the ultimate resolution of any of these matters to be material to the Group’s financial position;
however, given the uncertainties involved in legal proceedings and regulatory matters, there can be no assurance regarding the eventual outcome of a particular matter or matters.